Net Investment Income	12 Months Ended
Mar. 31, 2018
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Net Investment Income
30	NET INVESTMENT INCOME

Net investment income for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Net gain from disposal of debt instruments	¥4,187	¥39,484	¥71,641
Net gain from disposal of equity instruments	281,036	142,016	175,494
Dividend income	138,874	123,827	128,094

Total net investment income	¥424,097	¥305,327	¥375,229